UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England

13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick Degorce
Title:   Principal
Phone:   44-020-7150-1400


Signature, Place and Date of Signing:

 /s/ Patrick Degorce           London, England              February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:  $723,006
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name

1.     028-14311              Theleme Master Fund Ltd.

----  -----------------       --------------------------------------------------


                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2011

COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6    COL 7             COLUMN 8

                                                      VALUE      SHS OR    SH/ PUT/  INVESTMENT  OTHR          VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE        SHARED    NONE
CME GROUP INC            COM              12572Q105   104,900      430,500 SH         DEFINED     1         430,500
NEWS CORP                CL A             65248E104    60,128    3,370,400 SH         DEFINED     1       3,370,400
OMNICOM GROUP INC        COM              681919106    47,478    1,065,000 SH         DEFINED     1       1,065,000
TEMPUR PEDIC INTL INC    COM              88023U101   106,233    2,022,337 SH         DEFINED     1       2,022,337
VISA INC                 COM CL A         92826C839    94,443      930,200 SH         DEFINED     1         930,200
WELLS FARGO & CO NEW     COM              949746101   247,814    8,991,800 SH         DEFINED     1       8,991,800
WELLS FARGO & CO NEW     COM              949746101    62,010       22,500     CALL   DEFINED     1          22,500






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